Schedule of Segment Reporting Information, Revenues by Segment (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 1	$ 39,869,397
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 2	68,281,729
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 3	113,700,273
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 4	46,508,058
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 5	46,253,824
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 6	50,145,324
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 7	86,377,455
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 8	114,535,553
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 9	$ 163,845,597